Employee Benefit Plan, Master Trust (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust income (in percentage)	72.20%
XCEL 401(k)
EBP, Master Trust [Line Items]
EBP, Master Trust
The Master Trust is an investment vehicle consisting of Xcel Energy Inc. common stock and a small amount of cash to ensure daily liquidity. The Master Trust pools the stock investment from all four Xcel Energy Inc. sponsored 401(k) plans to reduce administrative and investment expenses. The value of the Plan’s interest in the Master Trust is based on the beginning of the year value of the Plan’s interest in the Master Trust, actual contributions, transfers and allocated investment income or loss, less distributions and allocated administrative expenses. Investment income or loss and administrative expenses related to the Master Trust are allocated to the individual plans based upon the daily valuation of the balances invested by each plan.

The net change in value from participation in the Master Trust is reported as one line item in the accompanying Statement of Changes in Net Assets Available for Benefits and the Plan’s interest in the Master Trust is reported as a single line item in the accompanying Statements of Net Assets Available for Benefits.

A summary of the Plan's interest in the Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025	Dec. 31, 2024
Interest in Master Trust (in approximate shares)	2,705,299	2,973,089
Interest in Master Trust (in percentage)	72.5%	72.1%

A summary of the Plan's interest in Master Trust income for the year ended Dec. 31, 2025:

Dec. 31, 2025
Interest in Master Trust income (in percentage)	72.2%
A summary of the net assets of the Master Trust and the Plan's interest in Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Investment at fair value:
Xcel Energy Stock Fund	$277,642,481	$201,355,369

	Dec. 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Investment at fair value:
Xcel Energy Stock Fund	$278,281,843	$200,742,972

Master Trust and Plan's interest in Master Trust income for the year ended Dec. 31, 2025 are as follows:

	Dec. 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Total interest, dividend and other income	$11,114,085	$8,035,583
Realized and unrealized gain in Xcel Energy Stock Fund	25,406,563	18,315,302
Total net income	$36,520,648	$26,350,885

EBP, Interest in Master Trust, Percentage	72.50%	72.10%
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 3,471,439,542	$ 3,039,154,535
EBP, Nonconsolidated, Plan Interest in Master Trust, Approximate Shares	2,705,299	2,973,089
EBP, Investment, Fair Value	$ 3,471,439,542	$ 3,039,154,535
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	8,035,583
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	18,315,302
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	26,350,885
Total interest, dividend and other income, Master Trust	11,114,085
Realized and unrealized gain in Xcel Energy Stock Fund, Master Trust	25,406,563
Total Master Trust net income, Master Trust	36,520,648
XCEL 401(k) | EBP, Employer, Common Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	201,355,369	200,742,972
EBP, Investment, Fair Value	$ 277,642,481	$ 278,281,843